UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854


13F File Number:  028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kip Allardt
Title:    Chief Operating Officer
Phone:    (203) 838-3188


Signature, Place and Date of Signing:

     /s/ Kip Allardt          South Norwalk, Connecticut      February 14, 2011
-------------------------     --------------------------     -------------------
       [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          58

Form 13F Information Table Value Total:  $2,148,504
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number     Name
 ---     --------------------     -------------------------------
  1.      028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------------  ---------  --------  ----------  ---  ----  ----------  --------  ------- ------ ----
51JOB INC                      SP ADR REP COM  316827104    3,410       69,235   SH         DEFINED       1          69,235
ADOBE SYS INC                  COM             00724F101   38,885    1,935,525   SH         DEFINED       1       1,935,525
APPLE INC                      COM             037833100  619,965    1,922,014   SH         DEFINED       1       1,922,014
ATMEL CORP                     COM             049513104    1,717      139,400   SH         DEFINED       1         139,400
BAIDU INC                      SPON ADR REP A  056752108  118,661    1,229,264   SH         DEFINED       1       1,229,264
BANCO MACRO SA                 SPON ADR B      05961W105   50,210    1,000,201   SH         DEFINED       1       1,000,201
BITAUTO HLDGS LTD              SPONSORED ADS   091727107    2,083      235,582   SH         DEFINED       1         235,582
BONA FILM GROUP LTD            SPONSORED ADS   09777B107       31        5,700   SH         DEFINED       1           5,700
CAMELOT INFORMATION SYS INC    ADS RP ORD SHS  13322V105    5,890      246,250   SH         DEFINED       1         246,250
CAREFUSION CORP                COM             14170T101    6,327      246,200   SH         DEFINED       1         246,200
CENTRAL EUROPEAN DIST CORP     COM             153435102    6,058      264,544   SH         DEFINED       1         264,544
CITIGROUP INC                  COM             172967101   48,258   10,202,500   SH         DEFINED       1      10,202,500
CONCHO RES INC                 COM             20605P101   26,422      301,375   SH         DEFINED       1         301,375
COPA HOLDINGS SA               CL A            P31076105    5,802       98,600   SH         DEFINED       1          98,600
CORE LABORATORIES N V          COM             N22717107   43,515      488,654   SH         DEFINED       1         488,654
CREDICORP LTD                  COM             G2519Y108  257,006    2,161,352   SH         DEFINED       1       2,161,352
EMPRESA DIST Y COMERCIAL NOR   SPON ADR        29244A102    1,363      100,000   SH         DEFINED       1         100,000
GENERAL MTRS CO                JR PFD CNV SRB  37045V209    9,870      182,400   SH         DEFINED       1         182,400
GENPACT LIMITED                SHS             G3922B107   25,552    1,681,053   SH         DEFINED       1       1,681,053
GLOBAL ED & TECHNOLOGY GP LT   ADS             37951A108    4,601      482,300   SH         DEFINED       1         482,300
GOOGLE INC                     CL A            38259P508  149,828      252,248   SH         DEFINED       1         252,248
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B  399909100   24,091    1,573,547   SH         DEFINED       1       1,573,547
HALLIBURTON CO                 COM             406216101   41,078    1,006,075   SH         DEFINED       1       1,006,075
HOME INNS & HOTELS MGMT INC    SPON ADR        43713W107    3,064       74,800   SH         DEFINED       1          74,800
ISHARES TR                     MSCI PERU CAP   464289842   16,507      327,772   SH         DEFINED       1         327,772
ISOFTSTONE HLDGS LTD           SPONSORED ADS   46489B108      242       13,300   SH         DEFINED       1          13,300
KKR & CO L P DEL               COM UNITS       48248M102    2,089      147,100   SH         DEFINED       1         147,100
KKR FINANCIAL HLDGS LLC        COM             48248A306   17,447    1,876,075   SH         DEFINED       1       1,876,075
MARKET VECTORS ETF TR          INDONESIA ETF   57060U753   18,591      212,927   SH         DEFINED       1         212,927
MASTERCARD INC                 CL A            57636Q104    2,151        9,600   SH         DEFINED       1           9,600
MECHEL OAO                     SPON ADR PFD    583840509    2,355      246,300   SH         DEFINED       1         246,300
MECOX LANE LIMITED             SPONSORED ADR   58403M102   11,688    1,577,300   SH         DEFINED       1       1,577,300
MOMENTA PHARMACEUTICALS INC    COM             60877T100   25,487    1,702,511   SH         DEFINED       1       1,702,511
NATIONAL BK GREECE S A         SPONSORED ADR   633643408       94       56,000   SH         DEFINED       1          56,000
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107   32,755      311,275   SH         DEFINED       1         311,275
NOVATEL WIRELESS INC           COM NEW         66987M604   23,090    2,417,775   SH         DEFINED       1       2,417,775
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106   15,226      108,350   SH         DEFINED       1         108,350
PETROHAWK ENERGY CORP          COM             716495106   20,041    1,098,150   SH         DEFINED       1       1,098,150
PHILIPPINE LONG DISTANCE TEL   SPONSORED ADR   718252604    2,294       39,370   SH         DEFINED       1          39,370
POWERSHARES ETF TRUST          BNKING SEC POR  73935X336       62        4,650   SH         DEFINED       1           4,650
RDA MICROELECTRONICS INC       SPONSORED ADR   749394102    2,149      147,100   SH         DEFINED       1         147,100
REGIONAL BK HOLDRS TR          DEPOSITRY RCPT  75902E100    3,924       45,800   SH         DEFINED       1          45,800
REX ENERGY CORPORATION         COM             761565100    1,397      102,350   SH         DEFINED       1         102,350
RF MICRODEVICES INC            COM             749941100   67,896    9,237,550   SH         DEFINED       1       9,237,550
SAVVIS INC                     COM NEW         805423308   27,004    1,058,160   SH         DEFINED       1       1,058,160
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   70,068    4,393,000   SH         DEFINED       1       4,393,000
SKY-MOBI LTD                   SPONSORED ADS   83084G109    2,042      382,200   SH         DEFINED       1         382,200
SKYWORKS SOLUTIONS INC         COM             83088M102   75,944    2,652,600   SH         DEFINED       1       2,652,600
SPDR SERIES TRUST              S&P OILGAS EXP  78464A730   15,588      295,500   SH         DEFINED       1         295,500
TAL ED GROUP                   ADS REPSTG COM  874080104    2,619      162,700   SH         DEFINED       1         162,700
TAM SA                         SP ADR REP PFD  87484D103   46,993    1,931,500   SH         DEFINED       1       1,931,500
TELECOM ARGENTINA S A          SPON ADR REP B  879273209   11,519      462,795   SH         DEFINED       1         462,795
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209      133        2,550   SH         DEFINED       1           2,550
TRIQUINT SEMICONDUCTOR INC     COM             89674K103   35,318    3,021,200   SH         DEFINED       1       3,021,200
VERISIGN INC                   COM             92343E102   29,248      895,260   SH         DEFINED       1         895,260
VIMPELCOM LTD                  SPONSORED ADR   92719A106    7,407      492,500   SH         DEFINED       1         492,500
WHITING PETE CORP NEW          COM             966387102   62,471      533,075   SH         DEFINED       1         533,075
XUEDA ED GROUP                 SPONSORED ADR   98418W109    2,978      264,280   SH         DEFINED       1         264,280





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